SCHEDULE OF WEIGHTED AVERAGE REMAINING LEASE TERMS AND DISCOUNT RATES (Details)		Sep. 30, 2023	Sep. 30, 2022
Equipment Lease [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Weighted average remaining lease term		1 year 8 months 1 day	2 years 8 months 1 day
Weighted average discount rate	[1]	5.00%	5.00%
Office Lease Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Weighted average remaining lease term		2 years 10 months 28 days	2 years 6 months
Weighted average discount rate	[2]	5.00%	5.00%

[1]	The Company’s lease agreements do not provide a readily determinable implicit rate nor is it available to the Company from its lessors. Instead, the Company estimates its incremental borrowing rate based on the benchmark lending rate for three-year loans as published by Malaysia’s central bank in order to discount lease payments to present value.
[2]	The Company’s lease agreements do not provide a readily determinable implicit rate nor is it available to the Company from its lessors. Instead, the Company estimates its incremental borrowing rate based on the benchmark lending rate for three-year loans as published by Malaysia’s central bank in order to discount lease payments to present value.